Equipment Lease Obligations - Schedule of Future Minimum Lease Payments for Equipment Lease Obligations (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Minimum
Capital Leased Assets [Line Items]
Capital leases future minimum payments interest rate	4.80%	4.80%
Maximum
Capital Leased Assets [Line Items]
Capital leases future minimum payments interest rate	6.30%	6.30%